Summary Of Calculation Of Basic And Diluted Net Income (Loss) Per Ordinary Share (Tables)	4 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule Of Earnings Per Share, Basic and Diluted
The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except share and per share amounts):

For the Period from August 20, 2020 (inception) Through December 31, 2020
Redeemable Class A Ordinary Shares
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares
Interest Income	$38,028

Net Earnings	$38,028
Denominator: Weighted Average Redeemable Class A Ordinary Shares
Redeemable Class A Ordinary Shares, Basic and Diluted	27,000,000
Earnings/Basic and Diluted Redeemable Class A Ordinary Shares	$0.00
Non-Redeemable Class A and B Ordinary Shares
Numerator: Net Loss minus Redeemable Net Earnings
Net Loss	$(5,281,503)
Redeemable Net Earnings	$(38,028)

Non-Redeemable Net Loss	$(5,319,531)
Denominator: Weighted Average Non-Redeemable Class B Ordinary Shares
Non-Redeemable Class B Ordinary Shares, Basic and Diluted	6,518,595
Loss/Basic and Diluted Non-Redeemable Class B Ordinary Shares	$(0.82)